United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-6447

                      (Investment Company Act File Number)


                     Federated Fixed Income Securities, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/05
                                                 --------


                 Date of Reporting Period: Quarter ended 2/28/05
                                           ---------------------







Item 1.     Schedule of Investments


Federated Limited Term Municipal Fund
Portfolio of Investments
February 28, 2005 (unaudited)




   Principal                                                               Credit
   Amount                                                                  Rating                   Value


                        MUNICIPAL BONDS--99.2%
                        Alabama--3.5%
$  1,000,000            Alabama State Public School & College
                        Authority, Revenue Bonds (Series
                        2002-A), 5.00%, 2/1/2008                           AA / Aa3          $      1,062,080
   2,865,000            DCH Health Care Authority, Health Care
                        Facilities Revenue Bonds, 4.00%, 6/1/2007          A+ / A1                  2,910,983
   405,000              Huntsville, AL Health Care Authority,
                        Revenue Bonds, 5.25% (Huntsville
                        Hospital System), 6/1/2005                         NR / A2                  407,807
   945,000              Huntsville, AL Health Care Authority,
                        Revenue Bonds, 5.25% (Huntsville
                        Hospital System), 6/1/2006                         NR / A2                  975,779
                        Total                                                                       5,356,649
                        Arizona--2.0%
   1,000,000            Salt River Project, AZ Agricultural
                        Improvement & Power District, Electric
                        System Refunding Revenue Bonds (Series
                        2002D), 5.00%, 1/1/2007                            AA / Aa2                 1,042,580
   1,000,000   (1,2)    Yavapai, AZ IDA, Solid Waste Disposal
                        Revenue Bonds, 4.45% TOBs (Waste
                        Management, Inc.), Mandatory Tender
                        3/1/2008                                           BBB / NR                 1,019,140
   1,000,000   (1,2)    Yavapai, AZ IDA, Solid Waste Disposal
                        Revenue Bonds, 3.65% TOBs (Waste
                        Management, Inc.), Mandatory Tender
                        3/1/2006                                           BBB / NR                 1,002,840
                        Total                                                                       3,064,560
                        Arkansas--2.4%
   500,000              Arkansas Development Finance Authority,
                        Exempt Facilities Revenue Bonds, 2.85%
                        TOBs (Waste Management, Inc.), Mandatory
                        Tender 8/1/2005                                    BBB / NR                 499,260
   1,475,000            Pulaski County, AR, Hospital Refunding
                        Revenue Bonds (Series 2002B), 4.25%
                        (Arkansas Children's Hospital), 3/1/2006           A / A2                   1,501,211
   1,530,000            Pulaski County, AR, Hospital Refunding
                        Revenue Bonds (Series 2002B), 4.50%
                        (Arkansas Children's Hospital), 3/1/2007           A / A2                   1,579,511
                        Total                                                                       3,579,982
                        California--5.1%
   2,000,000            California PCFA, Solid Waste Disposal
                        Revenue Bonds, 2.85% TOBs (Republic
                        Services, Inc.), Mandatory Tender
                        12/1/2005                                          BBB+ / Baa2              1,997,940
   1,500,000            California State Department of Water
                        Resources Power Supply Program, Power
                        Supply Revenue Bonds (Insured Series),
                        5.25% (MBIA Insurance Corp. INS),
                        5/1/2007                                           AAA / Aaa                1,585,920
   1,000,000            California State Department of Water
                        Resources Power Supply Program, Power
                        Supply Revenue Bonds (Series A), 5.50%,
                        5/1/2005                                           BBB+ / A2                1,005,550
   2,000,000            California State, Refunding UT GO Bonds,
                        5.00%, 2/1/2008                                    A / A3                   2,120,100
   1,000,000   (1,2)    California Statewide Communities
                        Development Authority, Solid Waste
                        Facilities Disposal Revenue Bonds, 2.90%
                        TOBs (Waste Management, Inc.), Mandatory
                        Tender 4/1/2007                                    BBB / NR                 985,900
   30,000               Delta Counties, CA Home Mortgage Finance
                        Authority, SFM Revenue Bonds (Series
                        1998A), 4.85% (GNMA COL)/(MBIA Insurance
                        Corp. INS), 12/1/2008                              AAA / Aaa                30,145
                        Total                                                                       7,725,555
                        Colorado--3.7%
   5,000                Colorado HFA, SFM Revenue Bond, (Series
                        C-1), 7.65%, 12/1/2025                             NR / Aa2                 5,053
   160,000              Colorado HFA, Single Family Program
                        Senior Bonds (Series 1998C-1), 4.70%,
                        5/1/2020                                           NR / Aa2                 160,573
   1,000,000            Colorado Health Facilities Authority,
                        Health Facilities Revenue Bonds (Series
                        2004B), 3.75% TOBs (Evangelical Lutheran
                        Good Samaritan Society), Mandatory
                        Tender 6/1/2009                                    A- / A3                  996,060
   2,000,000            Countrydale, CO Metropolitan District,
                        LT GO Refunding Bonds, 3.50% TOBs
                        (Compass Bank, Birmingham LOC),
                        Mandatory Tender 12/1/2007                         NR / A1                  2,006,560
   305,000              Denver, CO Health & Hospital Authority,
                        Healthcare Revenue Bonds (Series 2001A),
                        5.25%, 12/1/2005                                   BBB / Baa3               309,868
   140,000              Denver, CO Health & Hospital Authority,
                        Healthcare Revenue Bonds (Series 2001A),
                        5.25%, 12/1/2006                                   BBB / Baa3               144,512
   200,000              Denver, CO Health & Hospital Authority,
                        Healthcare Revenue Bonds (Series 2001A),
                        5.25%, 12/1/2007                                   BBB / Baa3               209,238
   1,755,000            Dove Valley Metropolitan District, CO,
                        Refunding  UT GO Bonds, 3.30% TOBs (BNP
                        Paribas SA LOC), Mandatory Tender
                        11/1/2005                                          AA / NR                  1,765,776
                        Total                                                                       5,597,640
                        Connecticut--1.1%
   1,750,000            Connecticut Development Authority, PCR
                        Bonds, 3.35% TOBs (Connecticut Light &
                        Power Co.)/(AMBAC INS), Mandatory Tender
                        10/1/2008                                          AAA / Aaa                1,743,507
                        Florida--4.1%
   1,065,000            Escambia County, FL Health Facilities
                        Authority, Revenue Bonds (Series 2003A),
                        5.00% (Ascension Health Credit Group),
                        11/15/2008                                         AA / Aa2                 1,132,915
   1,355,000   (1,2)    Florida State Department of Corrections,
                        Custodial Receipts, 3.00%, 9/10/2009               NR / A3                  1,344,851
   2,000,000            Miami-Dade County, FL, Capital Asset
                        Acquisition Special Obligation Bonds
                        (Series 2002A), 5.00% (AMBAC INS),
                        4/1/2008                                           AAA / Aaa                2,132,140
   1,680,000            Palm Beach County, FL Health Facilities
                        Authority, Hospital Refunding Revenue
                        Bonds (Series 2001), 5.00% (BRCH
                        Corporation Obligated Group), 12/1/2005            A / NR                   1,709,014
                        Total                                                                       6,318,920
                        Georgia--1.7%
   935,000              Coffee County, GA Hospital Authority,
                        Refunding Revenue Bonds, 5.00% (Coffee
                        Regional Medical Center, Inc.), 12/1/2010          BBB+ / NR                990,604
   1,575,000            Decatur County-Bainbridge, GA IDA,
                        Revenue Bonds , 4.00% TOBs (John B.
                        Sanifilippo & Son)/(Lasalle Bank, N.A.
                        LOC), Mandatory Tender 6/1/2006                    A+ / NR                  1,590,655
                        Total                                                                       2,581,259
                        Idaho--1.6%
   2,000,000            Boise City, ID Housing Authority,
                        Multifamily Housing Revenue Bonds
                        (Series 2002A), 3.25% TOBs (Civic Plaza
                        Housing Project)/(Key Bank, N.A. LOC)
                        3/27/2006                                          NR / A1                  2,006,840
   415,000              Idaho Housing Agency, SFM Bonds, (Series
                        B-2), 4.65%, 7/1/2028                              NR / Aaa                 417,067
                        Total                                                                       2,423,907
                        Illinois--3.7%
   35,000               Chicago, IL SFM, Collateralized SFM
                        Revenue Bonds (Series 1997B), 5.10%
                        (GNMA COL), 9/1/2007                               NR / Aaa                 35,347
   1,000,000            Chicago, IL Transit Authority, Capital
                        Grant Receipts Revenue Bonds (Series B),
                        4.25% (AMBAC INS), 6/1/2008                        AAA / Aaa                1,003,720
   255,000              Illinois Development Finance Authority,
                        IDB, (Series 1995) Revenue Bonds, 5.80%
                        (Catholic Charities Housing Development
                        Corp.), 1/1/2007                                   NR                       259,631
   140,000              Illinois Development Finance Authority,
                        IDB, Mortgage Revenue Refunding Bonds,
                        (Series 1997A), 5.20% (MBIA Insurance
                        Corp. INS)/(FHA LOC), 7/1/2008                     NR / Aaa                 144,315
   2,000,000            Illinois Health Facilities Authority,
                        Revenue Bonds, 5.25% (Advocate Health
                        Care Network)/(Original Issue Yield:
                        5.33%), 11/15/2006                                 AA / Aa3                 2,077,260
   2,000,000            Illinois State, UT GO Bonds (First
                        Series of July 2002), 5.00% (MBIA
                        Insurance Corp. INS), 7/1/2007                     AAA / Aaa                2,102,940
                        Total                                                                       5,623,213
                        Indiana--3.0%
   1,000,000            Indiana Development Finance Authority,
                        Refunding Revenue Bonds (Series 1998A),
                        4.75% TOBs (Southern Indiana Gas &
                        Electric Co.), Mandatory Tender 3/1/2006           A- / Baa1                1,016,140
   500,000              Indiana Development Finance Authority,
                        Solid Waste Disposal Revenue Bonds,
                        2.70% TOBs (Waste Management, Inc.),
                        Mandatory Tender 10/1/2005                         BBB / NR                 498,555
   1,260,000            Indiana Health Facility Financing
                        Authority, Health System Revenue Bonds
                        (Series 2001), 5.00% (Sisters of St.
                        Francis Health Services, Inc.), 11/1/2005          NR / Aa3                 1,280,727
   725,000              Indiana Health Facility Financing
                        Authority, Hospital Revenue Bonds
                        (Series 2001A), 5.50% (Community
                        Foundation of Northwest Indiana),
                        8/1/2005                                           BBB- / NR                730,648
   1,000,000            Lawrenceburg, IN Pollution Control
                        Revenue Board, PCR Revenue Bonds (Series
                        F), 2.625% TOBs (Indiana Michigan Power
                        Co.), Mandatory Tender 10/1/2006                   BBB / Baa2               997,700
                        Total                                                                       4,523,770
                        Kansas--4.9%
   1,000,000            Burlington, KS, Refunding Revenue Bonds
                        (Series 1998B), 4.75% TOBs (Kansas City
                        Power And Light Co.), Mandatory Tender
                        10/1/2007                                          BBB / A3                 1,037,240
   1,000,000            Burlington, KS, Refunding Revenue Bonds
                        (Series 1998C), 2.38% TOBs (Kansas City
                        Power And Light Co.), Mandatory Tender
                        9/1/2005                                           BBB / A3                 998,420
   2,465,000            Johnson County, KS Unified School
                        District No. 233, Refunding UT GO Bonds,
                        5.00% (FGIC INS), 3/1/2005                         AAA / Aaa                2,465,591
   1,155,000            Kansas Development Finance Authority,
                        Revenue Bonds, 5.50% (Sisters of
                        Charity, Leavenworth)/(MBIA Insurance
                        Corp. INS), 12/1/2005                              AAA / Aaa                1,182,524
   1,000,000            La Cygne, KS, Environmental Improvement
                        Revenue Refunding Bonds (Series 1994),
                        2.25% TOBs (Kansas City Power And Light
                        Co.), Mandatory Tender 9/1/2005                    BBB / A2                 996,920
   785,000              Lawrence, KS Hospital Authority,
                        Hospital Revenue Bonds, 4.00% (Lawrence
                        Memorial Hospital), 7/1/2008                       NR / Baa1                802,976
   35,000               Sedgwick & Shawnee Counties, KS, SFM
                        Revenue Bonds, Mortgage-Backed
                        Securities Program, (Series 1998 A-1),
                        5.00% (GNMA COL), 6/1/2013                         NR / Aaa                 35,415
                        Total                                                                       7,519,086
                        Louisiana--3.3%
   1,000,000            Calcasieu Parish, LA, IDB, Pollution
                        Control Revenue Refunding Bonds, (Series
                        2001), 4.80% (Occidental Petroleum
                        Corp.), 12/1/2006                                  BBB+ / Baa1              1,029,470
   2,000,000            Louisiana State Offshore Terminal
                        Authority, Deep Water Port Refunding
                        Revenue Bonds (Series 2003D), 4.00% TOBs
                        (Loop LLC), Mandatory Tender 9/1/2008              A / A3                   2,037,900
   2,000,000            St. Charles Parish, LA, PCR Refunding
                        Revenue Bonds (Series 1999A), 4.90% TOBs
                        (Entergy Louisiana, Inc.), Mandatory
                        Tender 6/1/2005                                    BBB- / Baa2              2,010,700
                        Total                                                                       5,078,070
                        Maryland--0.6%
   850,000              Prince Georges County, MD, IDRB (Series
                        1993), 2.16% TOBs (International Paper
                        Co.), Optional Tender 7/15/2005                    BBB / Baa2               850,926
                        Massachusetts--1.1%
   1,115,000            Massachusetts HEFA, Revenue Bonds
                        (Series C), 5.00% (Milton Hospital),
                        7/1/2005                                           BBB / NR                 1,120,107
   500,000              Massachusetts Water Pollution Abatement
                        Trust Pool, Pool Program Bonds (Series
                        8), 5.00%, 8/1/2006                                AAA / Aaa                517,490
                        Total                                                                       1,637,597
                        Michigan--4.5%
   1,000,000            Detroit, MI, Capital Improvement LT GO
                        Bonds (Series 2002A), 5.00% (MBIA
                        Insurance Corp. INS), 4/1/2007                     AAA / Aaa                1,046,340
   1,250,000            Michigan Public Power Agency, Belle
                        River Project Refunding Revenue Bonds
                        (Series 2002A), 5.00% (MBIA Insurance
                        Corp. INS), 1/1/2007                               AAA / Aaa                1,302,537
   1,000,000            Michigan State Hospital Finance
                        Authority, Hospital Refunding Revenue
                        Bonds (Series 2003A), 5.00% (Henry Ford
                        Health System, MI), 3/1/2008                       A- / A1                  1,047,190
   1,000,000            Michigan State Strategic Fund, Revenue
                        Bonds (Series 2004), 4.75% (NSF
                        International), 8/1/2009                           A- / NR                  1,051,980
   1,000,000            Michigan State Strategic Fund, Revenue
                        Bonds, 3.75% TOBs (Waste Management,
                        Inc.), Mandatory Tender 8/1/2007                   BBB / NR                 1,001,010
   1,285,000            Saginaw, MI Hospital Finance Authority,
                        Hospital Revenue Refunding Bonds (Series
                        2004G), 4.75% (Covenant Medical Center,
                        Inc.), 7/1/2009                                    A / NR                   1,353,619
                        Total                                                                       6,802,676
                        Minnesota--3.1%
   1,030,000            Maplewood, MN, Health Care Facility
                        Revenue Bonds (Series 1996), 5.95%
                        (Healtheast, MN), 11/15/2006                       BB+ / Ba1                1,030,927
   1,530,000            Minneapolis, MN Health Care System,
                        Revenue Bonds (Series 2002A), 5.00%
                        (Allina Health System, MN), 11/15/2007             A- / A3                  1,609,851
   1,000,000            Minneapolis/St. Paul, MN Housing &
                        Redevelopment Authority, Health Care
                        Facility Revenue Bonds (Series 2003),
                        4.50% (HealthPartners Obligated Group),
                        12/1/2006                                          BBB+ / Baa1              1,026,090
   750,000              Minneapolis/St. Paul, MN Housing &
                        Redevelopment Authority, Health Care
                        Facility Revenue Bonds (Series 2003),
                        4.50% (HealthPartners Obligated Group),
                        12/1/2007                                          BBB+ / Baa1              777,382
   300,000              St. Paul, MN Housing & Redevelopment
                        Authority, Health Care Revenue Bonds
                        (Series 2005), 5.00% (Gillette
                        Children's Specialty Healthcare),
                        2/1/2009                                           NR                       312,447
                        Total                                                                       4,756,697
                        Mississippi--0.7%
   1,000,000            Mississippi Hospital Equipment &
                        Facilities Authority, Revenue Bonds
                        (Series 2004B-2 R-Floats), 3.50% TOBs
                        (Baptist Memorial Healthcare), Mandatory
                        Tender 10/1/2006                                   AA / NR                  1,008,430
                        Missouri--1.0%
   960,000              Cape Girardeau County, MO IDA, Health
                        Care Facilities Revenue Bonds (Series
                        A), 5.00% (St. Francis Medical Center,
                        MO), 6/1/2007                                      A / NR                   999,254
   115,000              Kansas City, MO IDA, PCR Bonds, 6.05%
                        (General Motors Corp.), 4/1/2006                   BBB- / Baa2              115,121
   425,000              West Plains, MO IDA, Hospital Revenue
                        Bonds, 5.05% (Ozarks Medical
                        Center)/(Original Issue Yield: 5.125%),
                        11/15/2005                                         BB+ / NR                 428,247
                        Total                                                                       1,542,622
                        Nebraska--0.1%
   185,383      (1)      Energy America, NE, Gas Supply Revenue
                        Bonds (Series 1998B), 5.10% (Nebraska
                        Public Gas Agency), 10/15/2005                     NR                       182,432
                        New Hampshire--1.3%
   2,000,000            New Hampshire Business Finance
                        Authority, Refunding PCR Bonds, 3.50%
                        TOBs (United Illuminating Co.),
                        Mandatory Tender 2/1/2009                          NR / Baa2                1,980,420
                        New Jersey--2.2%
   1,000,000            Bayonne, NJ, 5.00% TANs, 11/15/2005                NR                       1,011,830
   500,000              New Jersey EDA, Revenue Bonds (Series
                        2004), 5.00% (NJ Dedicated Cigarette
                        Excise Tax), 6/15/2008                             BBB / Baa2               530,425
   705,000              New Jersey EDA, Revenue Refunding Bonds
                        (Series A), 4.00% (Winchester Gardens at
                        Ward Homestead)/(Original Issue Yield:
                        4.10%), 11/1/2009                                  BBB-                     694,573
   1,000,000            New Jersey State Transportation Corp.,
                        Certificates of Participation (Series
                        2000B), 5.50% (AMBAC INS), 9/15/2007               AAA / Aaa                1,066,380
                        Total                                                                       3,303,208
                        New York--12.6%
   1,000,000            Dutchess County, NY IDA, Revenue Bonds,
                        2.80% (Marist College), 7/1/2006                   NR / Baa1                1,000,120
   1,110,000            Dutchess County, NY IDA, Revenue Bonds,
                        4.00% (Marist College), 7/1/2009                   NR / Baa1                1,123,864
   1,750,000            Long Island Power Authority, NY,
                        Electric System General Revenue Bonds
                        (Series 2003A), 4.50%, 6/1/2005                    A- / A3                  1,760,185
   1,000,000            New York City, NY Transitional Finance
                        Authority, Future Tax Secured Bonds
                        (Series 2003C), 5.00%, 8/1/2006                    AA+ / Aa2                1,034,450
   1,000,000            New York City, NY Transitional Finance
                        Authority, Secured Future Tax Revenue
                        Bonds (Series 2003A), 5.00%, 2/1/2009              AA+ / Aa2                1,074,320
   1,000,000            New York City, NY, UT GO Bonds (Fiscal
                        2004 Series G), 5.00%, 8/1/2008                    A / A2                   1,065,450
   1,000,000            New York City, NY, UT GO Bonds (Series
                        2001F), 5.00%, 8/1/2007                            A / A2                   1,051,880
   1,000,000            New York City, NY, UT GO Bonds (Series
                        D), 5.00%, 8/1/2006                                A / A2                   1,033,800
   1,000,000            New York City, NY, UT GO Bonds (Series
                        E), 5.00%, 8/1/2007                                A / A2                   1,051,880
   1,000,000            New York City, NY, UT GO Bonds (Series
                        F), 5.00%, 8/1/2008                                A / A2                   1,065,450
   1,620,000            New York State Dormitory Authority,
                        Revenue Bonds (Series 2003), 4.00%
                        (Kateri Residence )/(Allied Irish Banks
                        PLC LOC), 7/1/2008                                 NR / Aa3                 1,667,191
   2,000,000            New York State Thruway Authority, Local
                        Highway & Bridge Service Contract Bonds
                        (Series 2002), 5.00% (New York State),
                        4/1/2006                                           AA- / A2                 2,052,480
   2,000,000            New York State Thruway Authority, Local
                        Highway & Bridge Service Contract Bonds
                        (Series 2002), 5.00% (New York State),
                        4/1/2007                                           AA- / A2                 2,093,100
   1,000,000            New York State Urban Development Corp.,
                        Revenue Bonds (Series 2003B), 5.00% (New
                        York State Personal Income Tax Revenue
                        Bond Fund), 3/15/2007                              AA / NR                  1,044,820
   1,025,000            United Nations, NY Development Corp.,
                        Senior Lien Refunding Revenue Bonds
                        (Series 2004A), 4.00%, 7/1/2007                    NR / A3                  1,056,068
                        Total                                                                       19,175,058
                        North Carolina--1.0%
   1,500,000            North Carolina State, UT GO Bonds
                        (Series 1997A), 5.20% (U.S. Treasury
                        PRF)/(Original Issue Yield: 5.35%),
                        3/1/2013                                           AAA / Aa1                1,605,600
                        Ohio--3.4%
   230,000              Ohio HFA, Residential Mortgage Revenue
                        Bonds (Series 1998A-1), 4.90% (GNMA
                        COL), 9/1/2025                                     AAA / Aaa                233,517
   875,000              Ohio State Air Quality Development
                        Authority, Refunding Revenue Bonds
                        (Series 2002A), 3.375% TOBs
                        (Pennsylvania Power Co.), Mandatory
                        Tender 7/1/2005                                    BB+ / Baa2               872,760
   2,000,000            Ohio State Revenue, Major New State
                        Infrastructure Revenue Bonds, 5.00%,
                        6/15/2006                                          AA / Aa3                 2,062,940
   1,000,000            Ohio State Water Development Authority
                        Pollution Control Facilities, Refunding
                        Revenue Bonds (Series 1999B), 4.50% TOBs
                        (Toledo Edison Co.), Mandatory Tender
                        9/1/2005                                           BB+ / Baa3               1,007,160
   1,000,000            Ohio State Water Development Authority
                        Pollution Control Facilities, Refunding
                        Revenue Bonds (Series B), 3.35% TOBs
                        (Ohio Edison Co.), Mandatory Tender
                        12/1/2005                                          BB+ / Baa2               1,002,050
                        Total                                                                       5,178,427
                        Oregon--1.2%
   1,000,000            Clackamas County, OR Hospital Facilities
                        Authority, Revenue Refunding Bonds
                        (Series 2001), 5.00% (Legacy Health
                        System), 5/1/2006                                  AA / Aa3                 1,026,700
   750,000              Port of Portland, OR, 3.25% TOBs (Union
                        Pacific Railroad Co.)/(Union Pacific
                        Corp. GTD), Optional Tender 12/1/2005              BBB / NR                 748,725
                        Total                                                                       1,775,425
                        Pennsylvania--4.8%
   1,020,000            Commonwealth of Pennsylvania, UT GO
                        Bonds, 5.25%, 10/15/2006                           AA / Aa2                 1,064,217
   840,000              Erie, PA Higher Education Building
                        Authority, College Revenue Refunding
                        Bonds (Series 2004A), 3.50% (Mercyhurst
                        College)/(Original Issue Yield: 3.57%),
                        3/15/2009                                          BBB / NR                 836,161
   215,000              Erie, PA Higher Education Building
                        Authority, College Revenue Refunding
                        Bonds (Series 2004B), 3.50% (Mercyhurst
                        College)/(Original Issue Yield: 3.57%),
                        3/15/2009                                          BBB / NR                 214,017
   1,075,000            Lebanon County, PA Health Facilities
                        Authority, Hospital Revenue Bonds, 4.00%
                        (Good Samaritan Hospital), 11/15/2008              BBB+ / Baa1              1,086,750
   315,000              Pennsylvania EDFA, Exempt Facilities
                        Revenue Bonds (Series 2001A), 6.00%
                        (Amtrak), 11/1/2005                                BBB / A3                 319,448
   530,000              Pennsylvania EDFA, Resource Recovery
                        Refunding Revenue Bonds (Series B),
                        6.75% (Northampton Generating), 1/1/2007           BBB- / NR                546,260
   1,005,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds
                        (Series 2001A), 5.75% (UPMC Health
                        System), 1/15/2008                                 A+ / NR                  1,073,863
   1,000,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds,
                        3.625% TOBs (King's College)/(PNC Bank,
                        N.A. LOC), Mandatory Tender 5/1/2006               AA- / NR                 1,012,570
   1,000,000            Pennsylvania State, Refunding UT GO
                        Bonds, 5.125% (AMBAC INS)/(Original
                        Issue Yield: 5.35%), 9/15/2011                     AAA / Aaa                1,061,110
   115,000              Scranton-Lackawanna, PA Health & Welfare
                        Authority, Revenue Bonds, 7.125% (Allied
                        Services Rehabilitation Hospitals, PA),
                        7/15/2005                                          BB+                      115,726
                        Total                                                                       7,330,122
                        Rhode Island--1.0%
   400,000              Rhode Island State Health and
                        Educational Building Corp., Hospital
                        Financing Revenue Bonds (Series 2002),
                        5.00% (Lifespan Obligated Group),
                        8/15/2005                                          BBB+ / Baa1              404,176
   500,000              Rhode Island State Health and
                        Educational Building Corp., Hospital
                        Financing Revenue Bonds (Series 2002),
                        5.25% (Lifespan Obligated Group),
                        8/15/2006                                          BBB+ / Baa1              516,410
   510,000              Rhode Island State Health and
                        Educational Building Corp., Hospital
                        Financing Revenue Bonds (Series 2002),
                        5.50% (Lifespan Obligated Group),
                        8/15/2007                                          BBB+ / Baa1              538,851
                        Total                                                                       1,459,437
                        South Carolina--1.0%
   1,500,000            Richland County, SC, Environmental
                        Improvement Revenue Refunding Bonds
                        (Series 2002A), 4.25% (International
                        Paper Co.), 10/1/2007                              BBB / Baa2               1,543,215
                        South Dakota--0.8%
   1,255,000            South Dakota State Health & Educational
                        Authority, Revenue Bonds, 4.50% (Avera
                        Health)/(AMBAC INS), 7/1/2005                      AAA / Aaa                1,264,463
                        Tennessee--2.9%
   1,000,000            Carter County, TN IDB, (Series 1983),
                        4.15% (Temple-Inland, Inc.), 10/1/2007             BBB / NR                 1,019,450
   640,000              Knox County, TN Health Education &
                        Housing Facilities Board, Refunding
                        Improvement Revenue Bonds (Series
                        2003A), 4.00% (East Tennessee Children's
                        Hospital), 7/1/2006                                BBB+ / Baa1              644,429
   1,000,000            Shelby County, TN Health Education &
                        Housing Facilities Board, Revenue Bonds
                        (Series 2004A R-Floats), 5.00% TOBs
                        (Baptist Memorial Healthcare), Mandatory
                        Tender 10/1/2008                                   AA / NR                  1,058,500
   1,605,000            Sullivan County, TN Health Educational &
                        Housing Facilities Board, Hospital
                        Refunding Revenue Bonds, 4.50% (Wellmont
                        Health System), 9/1/2006                           BBB+ / NR                1,626,748
                        Total                                                                       4,349,127
                        Texas--7.4%
   3,000,000            Austin, TX Water and Wastewater System,
                        Refunding Revenue Bonds (Series 2002A),
                        5.25% (AMBAC INS), 11/15/2007                      AAA / Aaa                3,194,700
   1,000,000            Gulf Coast, TX Waste Disposal Authority,
                        Environmental Facilities Refunding
                        Revenue Bonds, 4.20% (Occidental
                        Petroleum Corp.), 11/1/2006                        BBB+ / Baa1              1,023,930
   1,500,000            North Central Texas HFDC, Revenue Bonds,
                        5.50% (Baylor Health Care System),
                        5/15/2007                                          AA- / Aa3                1,578,690
   1,675,000            Texas State Public Finance Authority,
                        Revenue Financing System Bonds (Series
                        2002), 4.50% (Texas Southern
                        University)/(MBIA Insurance Corp. INS),
                        11/1/2005                                          NR / Aaa                 1,699,622
   2,000,000            Texas Turnpike Authority, Second Tier
                        Bond Anticipation Notes (Series 2002),
                        5.00%, 6/1/2008                                    AA / Aa3                 2,130,560
   1,500,000            Texas Water Development Board, State
                        Revolving Fund Revenue Bonds (Series B),
                        5.50%, 7/15/2007                                   AAA / Aaa                1,596,585
                        Total                                                                       11,224,087
                        Utah--0.5%
   735,000              Intermountain Power Agency, UT, Power
                        Supply Revenue Refunding (Series B)
                        Bonds, 6.00% (MBIA Insurance Corp. LOC),
                        7/1/2006                                           AAA / Aaa                768,060
                        Virginia--1.8%
   1,000,000            Chesterfield County, VA IDA, PCR Bonds,
                        4.95% (Virginia Electric & Power Co.),
                        12/1/2007                                          BBB+ / A3                1,019,220
   1,000,000            Hopewell, VA, Public Improvement UT GO
                        Bonds (Series 2004A), 5.00%, 7/15/2009             A / A2                   1,042,530
   750,000              Virginia Peninsula Port Authority,
                        Revenue Refunding Bonds (Series 2003),
                        3.30% TOBs (Dominion Terminal
                        Associates)/(Dominion Resources, Inc.
                        GTD), Mandatory Tender 10/1/2008                   BBB+ / Baa1              744,210
                        Total                                                                       2,805,960
                        Washington--1.3%
   2,000,000            Washington State, Refunding UT GO Bonds,
                        5.25%, 9/1/2005                                    AA / Aa1                 2,029,660
                        Wisconsin--2.2%
   1,030,000            Green Bay, WI Area Public School
                        District, Refunding UT GO Bonds, 5.10%,
                        4/1/2007                                           NR / Aa2                 1,059,118
   965,000              Pleasant Prairie, WI Water & Sewer
                        System, BANS, 4.00% (U.S. Treasury PRF),
                        10/1/2007                                          NR / A3                  987,504
   1,245,000            Wisconsin State HEFA, Refunding Revenue
                        Bonds, 5.00% (Wheaton Franciscan
                        Services), 8/15/2005                               A / A2                   1,259,031
                        Total                                                                       3,305,653
                        Wyoming--2.6%
   1,500,000            Albany County, WY, Pollution Control
                        Revenue Bonds (Series 1985), 3.25% TOBs
                        (Union Pacific Railroad Co.)/(Union
                        Pacific Corp. GTD), Optional Tender
                        12/1/2005                                          BBB / NR                 1,498,005
   2,500,000            Lincoln County, WY, PCR Refunding Bonds
                        (Series 1991), 3.40% TOBs (Pacificorp),
                        Mandatory Tender 6/1/2010                          A- / A3                  2,456,150
                        Total                                                                       3,954,155
                        Total MUNICIPAL Investments -
                        99.2%
                        (identified cost $150,077,654)(3)                                           150,969,575
                        other assets and liabilities - net -
                        0.8%                                                                        1,262,590
                        total net assets - 100%                                              $      152,232,165


     Securities that are subject to the federal alternative minimum tax (AMT) represent 12.0% of the portfolio as calculated based upon total portfolio market value.

1    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2005, these securities amounted to $ 4,535,163 which represents 3.0% of total net assets.

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria approved by the fund's Board of Directors (the "Directors"). At February 28, 2005, these securities amounted to $ 4,352,731 which represents 2.9% of total net assets.
     Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at February 28, 2005 is as follows:




         Security                                 Acquisition Date            Acquisition Cost

         Energy America, NE Gas Supply Revenue
         Bonds (Series 1998B), 5.10% (Nebraska
         Public Gas Agency), 10/15/2005              3/18/1998                  $185,383


         Florida State Department of Corrections,
         Custodial Receipts, 3.00%, 9/10/2009        2/27/2004                  $1,355,000

3 The cost of investments for federal tax purposes was $150,077,647. The net unrealized appreciation of investments for federal tax purposes was $891,928. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,125,015 and net unrealized depreciation from investments for those securities having an excess of cost over value of $233,087.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.


The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
BANS        --Bond Anticipation Notes
COL         --Collateralized
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FHA         --Federal Housing Administration
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LOC         --Letter of Credit
LT          --Limited Tax
PCR         --Pollution Control Revenue
PCFA        --Pollution Control Finance Authority
PRF         --Prerefunded
SFM         --Single Family Mortgage
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
UT          --Unlimited Tax








Federated Strategic Income Fund
Portfolio of Investments
February 28, 2005 (unaudited)

   Principal
   Amount or                                                                    Value in
   Shares                                                                       U.S. Dollars
                         U.S. Corporate Bonds--6.6%
                         Basic Industrial - Chemicals--0.2%
$  1,450,000    (1,2)     Fertinitro Finance, Company
                         Guarantee, 8.290%, 4/01/2020                       $   1,238,570
   1,250,000    (1,2)     Reliance Industries Ltd., Bond,
                         8.250%, 1/15/2027                                      1,326,814
                         Total                                                  2,565,384
                         Basic Industrial - Metals &
                         Mining--0.3%
   3,000,000             Placer Dome, Inc., Bond, 8.500%,
                         12/31/2045                                             3,519,147
                         Basic Industrial - Paper--0.6%
   4,360,000             Louisiana-Pacific Corp., 8.875%,
                         8/15/2010                                              5,129,405
   250,000               Pope & Talbot, Inc., 8.375%,
                         6/1/2013                                               265,000
   450,000               Westvaco Corp., Sr. Deb., 7.500%,
                         6/15/2027                                              510,727
   300,000               Weyerhaeuser Co., Note, 5.500%,
                         3/15/2005                                              300,348
                         Total                                                  6,205,480
                         Capital Goods - Diversified
                         Manufacturing--0.2%
   2,020,000    (1,2)     Tyco International Group, 4.436%,
                         6/15/2007                                              2,029,145
                         Capital Goods - Environmental--0.3%
   2,700,000             Waste Management, Inc., Deb.,
                         8.750%, 5/01/2018                                      3,024,594
                         Communications - Media & Cable--0.9%
   2,500,000             CF Cable TV, Note, 9.125%,
                         7/15/2007                                              2,558,407
   3,900,000             Continental Cablevision, Sr. Deb.,
                         8.875%, 9/15/2005                                      4,013,061
   2,000,000             Continental Cablevision, Sr. Deb.,
                         9.500%, 8/1/2013                                       2,139,500
   1,000,000             Lenfest Communications, Inc., Sr.
                         Sub. Note, 10.500%, 6/15/2006                          1,085,970
                         Total                                                  9,796,938
                         Communications - Media
                         Noncable--0.7%
   2,535,000             British Sky Broadcasting Group
                         PLC, 8.200%, 7/15/2009                                 2,886,731
   1,187,000             British Sky Broadcasting Group
                         PLC, Note, 6.875%, 2/23/2009                           1,284,447
   1,000,000             News America Holdings, Note,
                         8.150%, 10/17/2036                                     1,289,347
   2,000,000             Univision Communications, Inc.,
                         7.850%, 7/15/2011                                      2,337,648
                         Total                                                  7,798,173
                         Communications - Telecom
                         Wirelines--0.1%
   1,000,000             Telecom de Puerto Rico, Note,
                         6.650%, 5/15/2006                                      1,027,410
                         Consumer Cyclical - Automotive--0.3%
   1,850,000             General Motors Acceptance, 4.500%,
                         7/15/2006                                              1,847,915
   1,000,000             General Motors Acceptance, 8.000%,
                         11/01/2031                                             1,005,885
   775,000               General Motors Corp., Note,
                         9.450%, 11/01/2011                                     861,599
                         Total                                                  3,715,399
                         Consumer Cyclical -
                         Entertainment--0.2%
   1,250,000             AOL Time Warner, Inc., 5.625%,
                         5/01/2005                                              1,255,525
   940,000               Time Warner, Inc., Deb., 8.110%,
                         8/15/2006                                              994,811
                         Total                                                  2,250,336
                         Consumer Cyclical - Retailers--0.2%
   2,300,000             Shopko Stores, Sr. Note, 9.250%,
                         3/15/2022                                              2,420,750
                         Energy - Integrated--0.2%
   1,500,000             Husky Oil Ltd., Company Guarantee,
                         8.900%, 8/15/2028                                      1,684,520
                         Financial Institution -
                         Banking--0.8%
   3,000,000             Firstbank Puerto Rico, Sub. Note,
                         7.625%, 12/20/2005                                     3,047,238
   2,150,000    (1,2)     Regional Diversified Funding,
                         9.250%, 3/15/2030                                      2,588,471
   1,000,000    (1,2)     Swedbank, Sub., 11/29/2049                            1,053,931
   2,000,000             Washington Mutual Finance, Sr.
                         Note, 8.250%, 6/15/2005                                2,029,460
                         Total                                                  8,719,100
                         Financial Institution - Finance
                         Noncaptive--0.1%
   500,000               Susa Partnership LP, 8.200%,
                         6/01/2017                                              635,320
                         Financial Institution - Insurance
                         - Life--0.3%
   750,000               Delphi Funding, 9.310%, 3/25/2027                      840,000
   2,000,000    (1,2)     Life Re Capital Trust I, Company
                         Guarantee, 8.720%, 6/15/2027                           2,220,820
   500,000      (1,2)     Union Central Life Insurance Co.,
                         Note, 8.200%, 11/1/2026                                575,980
                         Total                                                  3,636,800
                         Financial Institution - Insurance
                         - P&C--0.4%
   1,000,000    (1,2)     Liberty Mutual Insurance Co.,
                         Sub. Note, 8.200%, 5/04/2007                           1,074,260
   2,800,000    (1,2)     MBIA Global Funding LLC, 2.875%,
                         11/30/2006                                             2,750,328
   500,000      (1,2)     USF&G Cap, 8.312%, 7/1/2046                           601,491
   500,000               USF&G Corp., Company Guarantee,
                         8.470%, 1/10/2027                                      555,579
                         Total                                                  4,981,658
                         Financial Institution - REITs--0.2%
   2,000,000             Rouse Co., 5.375%, 11/26/2013                          1,904,716
                         Steel--0.4%
   250,000      (1,2)     CSN Islands IX Corp., Sr. Note,
                         Series 144A, 10.000%, 1/15/2015                        273,750
   3,700,000    (1,2)     CSN Islands VIII Corp., Company
                         Guarantee, Series 144A, 9.750%,
                         12/16/2013                                             4,051,500
                         Total                                                  4,325,250
                         Technology--0.1%
   1,650,000             Unisys Corp., 8.125%, 6/01/2006                        1,730,438
                         Transportation - Services--0.1%
   875,000               Hertz Corp., 4.700%, 10/02/2006                        873,646
                         Total U.S. Corporate Bonds
                         (identified cost $64,596,024)                          72,844,204
                         INTERNATIONAL BONDS--9.5%
                         australia dollar--0.1%
                         State/Provincial--0.1%
   700,000               West Aust Treasury Corp., Local
                         Gov't. Guarantee, Series 07,
                         8.000%, 10/15/2007                                     583,598
                         canadian dollar--0.3%
                         Forest Products--0.3%
   3,750,000             Avenor Inc, Deb., 10.850%,
                         11/30/2014                                             3,682,169
                         euro--0.9%
                         Cable Television--0.3%
   2,000,000    (1,2)     Kabel Deutschland GMBH , Series
                         144A, 10.750%, 7/01/2014                               3,135,589
                         Telecommunications & Cellular--0.6%
   4,300,000             Eircom Funding, 8.250%, 8/15/2013                      6,576,395
                         Total EURO                                             9,711,984
                         JAPANESE YEN--2.2%
                         Banking--1.2%
   220,000,000           Bk Nederlandse Gemeenten, Sr.
                         Unsub., 0.800%, 9/22/2008                              2,139,076
   500,000,000           KFW International Finance, 1.750%,
                         3/23/2010                                              5,050,937
   380,000,000           OEK Oest. Kontrollbank, Gilt,
                         1.800%, 3/22/2010                                      3,847,436
   215,000,000           Pfandbrief Ost Land Hypo, Sr.
                         Unsub., Series EMTN, 1.600%,
                         2/15/2011                                              2,146,812
                         Total                                                  13,184,261
                         Finance--0.2%
   250,000,000           General Electric Capital, Sr.
                         Unsub., 0.100%, 12/20/2005                             2,391,073
                         Financial Intermediaries--0.2%
   260,000,000           Eksportfinans, Bond, 1.800%,
                         6/21/2010                                              2,626,114
                         Supranational--0.6%
   500,000,000           Interamer Dev Bk, 1.900%, 7/08/2009                    5,082,265
   110,000,000           Intl Bk Recon & Develop, 2.000%,
                         Series 670, 2/18/2008                                  1,109,838
                         Total                                                  6,192,103
                         Total JAPANESE YEN                                     24,393,551
                         U.S. Dollar--6.0%
                         Brewing--0.4%
   4,150,000    (1,2)    Bavaria, Series 144A, 8.875%,
                         11/01/2010                                             4,606,500
                         Cable & Wireless Television--0.6%
   1,960,000             Innova S De R.L., 9.375%, 9/19/2013                    2,234,400
   8,000,000     (4)     Satelites Mexicanos S.A., Sr.
                         Note, 10.125%, 1/31/2006                               3,880,000
                         Total                                                  6,114,400
                         Container & Glass Products--0.4%
   700,000               Vicap S.A., Sr. Note, Series EXCH,
                         11.375%, 5/15/2007                                     709,660
   4,000,000    (1,2)    Vitro S.A., Note, Series 144A,
                         11.750%, 11/01/2013                                    4,080,000
                         Total                                                  4,789,660
                         Hotels, Motels, Inns &
                         Casinos--0.1%
   1,500,000    (1,2)     Grupo Posadas S.A. de C., Sr.
                         Note, 8.750%, 10/04/2011                               1,642,500
                         Oil & Gas--2.4%
   7,200,000             Bluewater Finance Ltd., Company
                         Guarantee, 10.250%, 2/15/2012                          7,992,000
   4,200,000    (1,2)     Companhia Petrolifera Marlim,
                         12.250%, Series 144A, 9/26/2008                        4,798,500
   3,175,000    (1,2)    Gaz Capital S.A., Note, Series
                         144A, 8.625%, 4/28/2034                                3,746,500
   2,360,000    (1,2)    Gazprom, Note, Series 144A,
                         9.625%, 3/01/2013                                      2,823,150
   3,000,000             Petronas Capital Ltd., 7.875%,
                         Series REGS, 5/22/2022                                 3,790,380
   3,030,000    (1,2)     Petrozuata Finance Inc., Company
                         Guarantee, Series 144A, 8.220%,
                         4/01/2017                                              2,984,550
                         Total                                                  26,135,080
                         Rail Industry--0.1%
   1,350,000             Transportacion Ferroviaria
                         Mexicana S.A. DE CV, Company
                         Guarantee, 11.750%, 6/15/2009                          1,366,875
                         Sovereign--0.6%
   5,500,000    (1,2)    Aries Vermogensverwaltng, Note,
                         Series 144A, 9.600%, 10/25/2014                        6,840,625
                         Telecommunications & Cellular--1.2%
   2,000,000    (1,2)    Mobile Telesystems, 8.375%, Series
                         144A, 10/14/2010                                       2,115,000
   6,500,000             Partner Communications, Sr. Sub.
                         Note, 13.000%, 8/15/2010                               7,385,625
   2,750,000             Philippine Long Distance , Sr.
                         Unsub., 11.375%, 5/15/2012                             3,300,000
                         Total                                                  12,800,625
                         Utilities--0.2%
   2,200,000    (1,2)    CIA Saneamento Basico, Note,
                         Series 144A, 12.000%, 6/20/2008                        2,552,000
                         Total u.s. dollar                                      66,848,265
                         Total international bonds
                         (identified cost $95,282,419)                          105,219,567
                         Governments/Agencies--19.2%
                         AUSTRALIAN DOLLAR--0.2%
                         Sovereign--0.2%
   2,000,000             Australia, Government of, Series
                         808, 8.750%, 8/15/2008                                 1,741,231
                         State/Provincial--0.0%
   550,000               Victoria, State of, Local Gov't.
                         Guarantee, 10.250%, 11/15/2006                         468,020
                         Total australiaN dollar                                2,209,251
                         BRISTISH POUND--0.7%
                         Sovereign--0.7%
   1,200,000             United Kingdom, Treasury, Gilt,
                         4.500%, 3/07/2007                                      2,296,199
   1,500,000             United Kingdom, Government of,
                         Bond, 5.750%, 12/07/2009                               3,002,877
   1,150,000             United Kingdom, Govt of, Bond,
                         5.000%, 3/07/2008                                      2,227,050
                         Total BRISTISH POUND                                   7,526,126
                         CANADIAN DOLLAR--0.3%
   3,950,000             Canada, Government of, 5.250%,
                         6/01/2012                                              3,430,870
                         EURO--5.7%
                         Sovereign--5.7%
   2,250,000             Austria, Government of, Bond,
                         Series 97 5,  5.625%, 7/15/2007                        3,176,813
   3,000,000             Buoni Poliennali Del Tes, 3.500%,
                         9/15/2008                                              4,056,271
   3,000,000             Buoni Poliennali Del Tes, 4.250%,
                         8/01/2013                                              4,154,788
   2,800,000             Colombia, Government of, Unsub.,
                         Series EMTN, 11.375%, 1/31/2008                        4,408,734
   3,800,000             France, Government of, Bond,
                         4.250%, 4/25/2019                                      5,203,960
   800,000               Germany, Government of, 4.500%,
                         7/04/2009                                              1,122,509
   4,300,000             Germany, Government of, 4.750%,
                         7/04/2028                                              6,202,952
   5,500,000             Germany, Government of, 5.250%,
                         1/04/2008                                              7,772,257
   6,000,000             Germany, Government of, Bond,
                         3.750%, 1/04/2009                                      8,177,389
   4,700,000             Germany, Government of, Bond,
                         Series 0301, 4.750%, 7/04/2034                         6,835,902
   4,450,000             Germany, Government of, Series
                         0303, 4.250%, 1/04/2014                                6,176,488
   680,670               Netherlands, Government of, Bond,
                         Series 1&2A, 8.250%, 2/15/2007                         998,082
   2,000,000             Republic of Peru, 7.500%,
                         10/14/2014                                             2,870,759
   1,820,052             Ukraine, Government of, Sr. Note,
                         Series REGS, 10.000%, 3/15/2007                        2,582,099
                         Total EURO                                             63,739,003
                         JAPANESE YEN--0.8%
                         Banking--0.2%
   215,000,000           Asian Development Bank, 3.125%,
                         6/29/2005                                              2,077,504
                         Sovereign--0.6%
   220,000,000           Canada, Government of, Note,
                         0.700%, 3/20/2006                                      2,119,925
   350,000,000           Italy, Government of, Bond,
                         1.800%, 2/23/2010                                      3,543,189
   165,000,000           Italy, Series INTL, 0.650%,
                         3/20/2009                                              1,592,943
                         Total                                                  7,256,057
                         TotaL Japanese yen                                     9,333,561
                         MEXICAN PESO--0.8%
                         Sovereign--0.8%
   80,248,900            Mexican Fixed Rate Bonds, Series M
                         20, 8.000%, 12/07/2023                                 5,873,493
   34,189,400            Mexico Fixed Rate Bonds, Bond,
                         Series MI10, 8.000%, 12/19/2013                        2,725,642
                         TotaL MEXICAN PESO                                     8,599,135

                         SWEDISH KRONA--0.3%
                         Sovereign--0.3%
   10,500,000            Sweden, Government of, Bond,
                         8.000%, 8/15/2007                                      1,730,199
   7,000,000             Sweden, Kingdom of, Deb., Series
                         1040, 6.500%, 5/05/2008                                1,137,114
                         TotaL SWEDISH KRONA                                    2,867,313
                         TURKISH LIRA--0.9%
                         Sovereign--0.9%
   5,260,000             Turkey, Government of, Bond,
                         8/24/2005                                              3,787,528
   7,200,000             Turkey, Government of, Bond,
                         25.000%, 11/16/2005                                    6,291,442
                         TotaL TURKISH LIRA                                     10,078,970
                         U.S. DOLLAR--9.5%
                         Sovereign--9.5%
   2,955,906             Brazil, Government of, Brady DCB,
                         4/15/2012                                              2,865,455
   2,785,325             Brazil, Government of, Brady, C
                         Bond, 8.000%, 4/15/2014                                2,844,374
   2,500,000             Brazil, Government of, 14.500%,
                         10/15/2009                                             3,318,750
   4,475,000             Brazil, Government of, Bond,
                         11.500%, 3/12/2008                                     5,262,600
   3,990,000             Brazil, Government of, Note,
                         11.000%, 1/11/2012                                     4,807,950
   3,600,000             Brazil, Government of, Note,
                         12.000%, 4/15/2010                                     4,399,200
   1,000,000    (1,2)     Bulgaria, Government of, Bond,
                         Series 144A, 8.250%, 1/15/2015                         1,264,000
   1,200,000             Colombia, Government of, 10.000%,
                         1/23/2012                                              1,350,000
   2,200,000             Colombia, Republic of, Bond,
                         8.125%, 5/21/2024                                      2,101,000
   1,700,000             El Salvador, Government , Bond,
                         Series REGS, 8.250%, 4/10/2032                         1,789,250
   1,000,000    (1,2)     El Salvador, Government of, Bond,
                         Series 144A, 7.750%, 1/24/2023                         1,105,000
   700,000               Mexico, Government of, Bond,
                         11.500%, 5/15/2026                                     1,102,500
   3,550,000             Mexico, Government of, Bond,
                         8.000%, 9/24/2022                                      4,184,385
   2,400,000             Mexico, Government of, Note,
                         8.125%, 12/30/2019                                     2,867,880
   3,000,000             Peru, Government of, Note, 9.875%,
                         2/06/2015                                              3,637,500
   1,200,000             Philippines, Government , 9.875%,
                         1/15/2019                                              1,291,800
   1,000,000             Philippines, Government , Note,
                         8.250%, 1/15/2014                                      1,011,500
   1,328,000             Philippines, Government , Note,
                         8.375%, 2/15/2011                                      1,379,460
   3,600,000             Philippines, Government, 9.375%,
                         1/18/2017                                              3,897,000
   10,600,000            Russia, Government of, Series
                         REGS, 8.250%, 3/31/2010                                11,782,960
   5,550,000             Russia, Government of, Unsub.,
                         Series REGS, 12.750%, 6/24/2028                        9,458,865
   12,450,000   (1,2)     Russia, Government of, Unsub.,
                         Series REGS, 11.000%, 3/31/2030                        13,119,188
   3,650,000             Turkey, Government of, 11.000%,
                         1/14/2013                                              4,695,725
   800,000               Turkey, Government of, 9.500%,
                         1/15/2014                                              964,800
   825,000               Turkey, Government of, Sr. Unsub.,
                         12.375%, 6/15/2009                                     1,031,250
   5,820,000             Venezuela, Government of, 10.750%,
                         9/19/2013                                              6,751,200
   2,000,000             Venezuela, Government of, 8.500%,
                         10/08/2014                                             2,055,000
   4,520,000             Venezuela, Government of, Bond,
                         9.250%, 9/15/2027                                      4,678,200
                         Total U.S. DOLLAR                                      105,016,792
                         Total Governments/Agencies
                         (identified cost $189,327,939)                         212,801,021
                         Asset-Backed Securities--0.2%
                         Home Equity Loan--0.1%
   448,437      (1,2)     125 Home Loan Owner Trust 1998-1A
                         B1, 9.260%, 02/15/2029                                 452,921
   162,169               New Century Home Equity Loan Trust
                         1997-NC5 M2, 7.240%, 10/25/2028                        162,203
                         Total                                                  615,124
                         Manufactured Housing--0.1%
   2,000,000             Green Tree Financial Corp. 1993-4
                         B2, 8.550%, 01/15/2019                                 1,390,760
                         Total Asset-Backed Securities
                         (identified cost $2,627,825)                           2,005,884
                         Collateralized Mortgage
                         Obligations--0.0%
                         Non-Agency Mortgage--0.0%
   22,624        (1)      SMFC Trust Asset-Backed
                         Certificates, Series 1997-A B1-4,
                         1/28/2027 (IDENTIFIED COST $20,678)                    17,873
                         Common Stocks--0.6%
                         Financial Institution - Insurance
                         - Life--0.0%
   790           (3)      Conseco, Inc.                                         14,947
   3,160         (3)     Conseco, Inc. - Warrants                               7,426
                         Total                                                  22,373
                         Sovereign--0.0%
   250           (3)      Nigeria, Government of, Warrants,
                         expiration date 11/15/2020                             0
                         Finance--0.0%
   2,013         (3)     Arcadia Financial Ltd. - Warrants,
                         expiration date 03/15/2007                             0
                         Telecommunication & Cellular--0.6%
   5,379,314     (3)      Jazztel PLC                                           7,194,253
                         Total Common Stocks
                         (identified cost $7,015,113)                           7,216,626
                         Mortgage-Backed Securities--0.0%
                         Government National Mortgage
                         Association--0.0%
$  137,310               Government National Mortgage
                         Association Pool 780360, 11.000%,
                         30 Year, 9/15/2015 (IDENTIFIED
                         COST $154,302)                                         151,327
                         Municipals--0.0%
                         Municipal Services--0.0%
   250,000               McKeesport, PA, Taxable G.O.
                         Series B 1997, 7.300%, 03/01/20
                         (IDENTIFIED COST $249,413)                             272,145
                         Mutual Funds--60.2%(5)
   6,383,740             Emerging Markets Fixed Income Core
                         Fund                                                   106,244,288
   9,369,466             Federated Mortgage Core Portfolio                      94,631,610
   66,042,314            High Yield Bond Portfolio                              467,579,582
                         Total Mutual Funds
                         (identified cost $767,416,315)                         668,455,480
                         OPTIONS CONTRACT--0.0%
   8,700,000             MORGAN STANLEY MXN PUT USD CALL
                         (PUT-Option) Strike Price:11.25;
                         Expiration Date:04/25/2005
                         (IDENTIFIED COST $112,448)                             90,045
                         Preferred Stocks--0.2%
                         Financial Institution -
                         Brokerage--0.2%
   40,000                Lehman Brothers Holdings, Pfd.
                         5.670%, $2.84, Annual Dividend                         2,076,252
                         Financial Institution - REITs--0.0%
   9,900                 Prologis Trust, REIT Perpetual
                         Pfd. Stock, Series C, $4.27,
                         Annual Dividend                                        608,231
                         Total Preferred Stocks
                         (identified cost $2,146,407)                           2,684,483
                         U.S. Treasury--1.8%
                         Treasury Securities--1.8%
   8,600,000             United States Treasury Bond,
                         10.750%, 8/15/2005                                     8,908,052
   10,000,000    (6)     United States Treasury Bond,
                         12.000%, 5/15/2005                                     10,191,000
   1,025,000             United States Treasury Bond,
                         12.750%, 11/15/2010                                    1,092,906
                         Total U.S. TREaSURY
                         (IDENTIFIED COST $24,130,364)                          20,191,958
                         Repurchase AgreementS--2.4%
   16,212,000            Interest in $2,000,000,000 joint
                         repurchase agreement with Barclays
                         Capital, Inc., 2.640%, dated
                         2/28/2005 to be repurchased at
                         $16,213,189 on 3/1/2005,
                         collateralized by U.S. Government
                         Agency Obligations with various
                         maturities to 11/15/2030,
                         collateral market value
                         $2,040,000,470                                         16,212,000
   10,827,000            Interest in $1,000,000,000 joint
                         repurchase agreement with
                         Westdeutsche Landesbank
                         Girozentrale, New York, 2.640%,
                         dated 2/28/2005 to be repurchased
                         at $10,827,794 on 3/1/2005,
                         collateralized by U.S. Government
                         Agency Obligations with various
                         maturities to 11/1/2043,
                         collateral market value
                         $1,030,000,000 (held as collateral
                         for securities lending)                                10,827,000
                         Total Repurchase AgreementS
                         (at amortized cost)                                    27,039,000
                         Total Investments--100.7%
                          (identified cost
                         $1,180,118,247)(7)                                     1,118,989,613
                         other assets and liabilities - net
                         -(0.7)%                                                (7,778,211)
                         total net assets--100%                              $   1,111,211,402

1 Denotes a restricted security, including securities purchased under the Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2005, these securities amounted to $75,068,956 which represents 6.8% of total net assets.
2 Denotes a restricted security, including securities purchased under Rule 144A all of which have been deemed liquid by criteria approved by the fund's Board of Directors (the "Directors"). At February 28, 2005, these securities amounted to $75,051,083 which represents 6.8% of total net assets.
       Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at February 28, 2005 is as follows:



       Security                      Acquisition Date       Acquisition Cost
       Liberty Mutual Insurance Co., Sub.
       Note, 8.200%, 5/04/2007       11/5/2003              $1,090,000
       Russia, Government of, Unsub.,
       Series REGS, 11.000%, 3/31/2030
       9/26/2002-12/31/2002          $8,992,438
       SMFC Trust Asset-Backed
       Certificates, Series 1997-A
       B1-4, 1/28/2027               2/4/1998               $ 20,504

3      Non-income producing security.
4      Issuer has defaulted on final principal payment.
5      Affiliated companies.
6      Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2005, security subject to this type of arrangement and collateral was as follows:


       Market Value of Security Loaned  Market Value of Collateral
       $10,191,000                      $10,827,000

7 At February 28, 2005, the cost of investments for federal tax purposes was $1,187,288,458. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $68,298,845. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $59,384,571 and net unrealized depreciation from investments for those securities having an excess of cost over value of $127,683,416.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation

Domestic  and  foreign  equity  securities  are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either a national  securities  exchange  or the  over-the-counter  market),  if available. If unavailable,  the security is generally valued at the mean between the last  closing bid and asked  prices.  With  respect to  valuation of foreign securities,  trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest  closing price on the exchange on which they are traded immediately  prior to the  closing  of the NYSE.  Foreign  securities  quoted in foreign  currencies are translated in U.S.  dollars at the foreign exchange rate in effect  at 4:00  p.m.,  Eastern  Time,  on the day the  value of the  foreign
security  is  determined.   Fixed  income,   listed  corporate  bonds,  unlisted
securities and private placement  securities are generally valued at the mean of the latest bid and asked price as furnished by an independent  pricing  service.
Short-term  securities  are  valued at the  prices  provided  by an  independent pricing service. However,  short-term securities with remaining maturities of 60 days or less at the time of  purchase  may be valued at  amortized  cost,  which
approximates  fair  market  value.   Investments  in  other  open-end  regulated
investment  companies  are valued at net asset  value.  Securities  for which no quotations  are  readily  available  or whose  values  have been  affected  by a significant  event occurring  between the close of their primary markets and the closing of the NYSE are valued at fair value as determined  in  accordance  with procedures  established  by and  under  general  supervision  of the  Directors.
Pursuant to an Exemptive Order issued by the Securities and Exchange  Commission
(SEC),  the Fund may invest in  Federated  Core  Trust,  (Core  Trust)  which is managed by Federated  Investment  Management Company,  the Fund's adviser.  Core
Trust is an open-end  management  company,  registered under the Act,  available only to registered investment companies and other institutional  investors.  The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current  income by investing  primarily in a diversified  portfolio of lower rated fixed  income  securities.  The  investment  objective  of Federated
Mortgage Core  Portfolio,  a series of Core Trust, is to achieve total return on assets.  Federated receives no advisory or administrative fees on behalf of Core
Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions,  if any,  from Core Trust are  declared and paid  annually,  and are recorded by the
Fund as capital gains.  The performance of the Fund is directly  affected by the performance of the Core Trust. A copy of the Core Trust's  financial  statements is  available  on the EDGAR  Database on the  Securities  Exchange  Commission's
website www.sec.gov, at the Commission's public reference room in Washington, DC or upon  request  from the  Fund by  calling  1-800-341-7400.  The Fund may also invest in  Federated  Core  Trust II (Core  Trust  II),  pursuant  to a separate
Exemptive  Order issued by the SEC.  Core Trust II is  independently  managed by
Federated  Investment  Counseling.  Core  Trust  II  is  a  limited  partnership established  under the laws of the state of  Delaware,  on  November  13,  2000, registered  under the Act, and offered only to registered  investment  companies and other  accredited  investors.  The investment  objective of Emerging Markets
Fixed  Income Core Fund  (EMCORE),  a portfolio  of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its  proportionate  share of income,  expenses,  unrealized gains and losses from EMCORE.  The performance of the Fund is directly affected by the performance of the Portfolio. A copy of the
EMCORE's  financial  statements  is  available  on  the  EDGAR  Database  on the
Securities Exchange Commission's website www.sec.gov, at the Commission's public reference  room in  Washington,  DC or upon  request  from the  Fund by  calling
1-800-341-7400.

The following acronyms are used throughout this portfolio:
INS         --Insured
REIT        --Real Estate Investment Trust










Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Fixed Income Securities, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005